Note 4 - Allowance for Credit Losses - Past Due (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross loans, before fee	$ 411,447	$ 388,672	$ 369,567
Loans, nonaccrual	493	293	304
Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	471	704	1,013
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0	0
Financial Asset, Past Due [Member]
Gross loans, before fee	964	997	1,317
Financial Asset, Not Past Due [Member]
Gross loans, before fee	410,483	387,675	368,250
Commercial Portfolio Segment [Member]
Gross loans, before fee	74,776	73,142	77,093
Loans, nonaccrual	0	3	117
Commercial Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	17	81	30
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0	0
Commercial Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans, before fee	17	84	147
Commercial Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans, before fee	74,759	73,058	76,946
Commercial Real Estate Portfolio Segment [Member]
Gross loans, before fee	202,677	182,463	161,367
Loans, nonaccrual	176	0	112
Commercial Real Estate Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Gross loans, before fee	0	0	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Gross loans, before fee	0	0	0
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Past Due [Member]
Gross loans, before fee	176	0	112
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Not Past Due [Member]
Gross loans, before fee	202,501	182,463	161,255
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Gross loans, before fee	118,750	118,934	116,339
Loans, nonaccrual	294	285	55
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Gross loans, before fee	6,986	5,800	7,114
Loans, nonaccrual	0	0	0
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	394	446	871
Residential Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	83	0
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	0	0	0
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	0	0
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	688	731	926
Residential Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	0	83	0
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Real Estate Loan [Member]
Gross loans, before fee	118,062	118,203	115,413
Residential Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Home Equity Loan [Member]
Gross loans, before fee	6,986	5,717	7,114
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Gross loans, before fee	6,707	6,546	5,538
Loans, nonaccrual	23	5	19
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Gross loans, before fee	1,551	1,787	2,116
Loans, nonaccrual	0	0	1
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	60	85	99
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	0	9	13
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	0	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	0	0	0
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	83	90	118
Consumer Portfolio Segment [Member] | Financial Asset, Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	0	9	14
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Automobile Loan [Member]
Gross loans, before fee	6,624	6,456	5,420
Consumer Portfolio Segment [Member] | Financial Asset, Not Past Due [Member] | Consumer, Other [Member]
Gross loans, before fee	$ 1,551	$ 1,778	$ 2,102